Form N-1A Cover	Oct. 14, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 14, 2025
Prospectus Date	Mar. 21, 2025